Convertible Note - Summary of Convertible Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance
Proceeds - net	950,000
Balance	50,505
Balance - Accrued Interest Payable
Interest Expense	5,479
Balance - Accrued Interest Payable	5,479
Balance, In-Default
Balance, In-Default
Convertible Notes Payable [Member]
Balance
Proceeds - net	950,000
Original issue discount	50,000
Debt discount recorded	(1,000,000)
Amortization of debt discount	50,505
Balance	50,505
Balance, In-Default
Balance, In-Default